Operations of the Bank - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands	Aug. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discription Of Business And Nature Of Operation [line items]
Number of shares		639,413,408	639,413,408	669,663,021
Misiones Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability		$ 16,239,739	$ 9,305,984
Deposits liability related to court deposits		808,570	942,301
Salta Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability		3,777,068	5,933,781
Deposits liability related to court deposits		1,240,932	1,235,163
Jujuy Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability		10,910,810	1,607,209
Deposits liability related to court deposits		1,168,418	874,074
Banco del Tucuman SA [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability		14,274,476	4,902,149
Deposits liability related to court deposits		3,536,735	3,342,313
Bank granted loans to government		$ 2,860,617	$ 7,606,547
Banco del Tucuman SA [member] | Class B common registered non-endorsable shares [member]
Discription Of Business And Nature Of Operation [line items]
Shares acquired	43,960
Face value per share	$ 100
Percentage of shares acquired to common shares and votes	10.00%
Banco del Tucuman SA [member] | Major business combination [member]
Discription Of Business And Nature Of Operation [line items]
Face value per share	$ 1
Stock exchange rate	$ 0.65258
Number of shares	15,662